Share Capital	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
SHARE CAPITAL

NOTE 6 - SHARE CAPITAL:

a.	Ordinary shares

1)	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)	Changes in share capital

On June 2, 2025, the Company completed a registered direct offering pursuant to which it issued and sold an aggregate of 1,200,002 ordinary shares to certain industrial investors, at a purchase price of $3.00 per share, for aggregate gross proceeds of $3,600. The total issuance costs accumulated to $498. In connection with the offering, the Company also issued in a concurrent private placement (i) 1,200,002 warrants to the investors, exercisable for 1,200,002 of the Company’s ordinary shares at an exercise price of $3.00 per share, and (ii) 72,000 warrants to the placement agent, exercisable for 72,000 of the Company’s ordinary shares, at an exercise price of $3.75 per share. The warrants will be exercisable for a period of three and one-half years. The Company accounted for the aforementioned warrants as freestanding instrument classified as part of the Company’s equity in accordance with ASC-480 and ASC-815-40.

b.	Share- based compensation

1)	Option plan

Under the Company’s new share award plan (the “2024 Plan”), the Company may grant its employees, directors and consultants with several equity-based awards, including options, shares, restricted shares, restricted share units, stock appreciation rights, performance units, performance shares and other stock or cash awards. The 2024 Plan is in effect for a term of ten (10) years from the date of adoption, i.e., until April 2034, unless earlier terminated by its administrator.

The Company still has options outstanding under its former Share Ownership and Option Plan (2010), or the 2010 Plan. These options were granted to employees, directors and consultants of the Company. Each option is exercisable into one ordinary share of the Company of NIS 1.50 par value.

2)	Options grants

In the six months ended June 30, 2025, no options were granted.

In the six months ended June 30, 2024, the Company granted options as follows:

	Six months ended June 30, 2024
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	41,500	$5.26-5.76	4 years	10 years
Consultant	5,000	$5.26	4 years	10 years

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

Six months ended June 30
2024
Value of ordinary share	$5.13-5.46
Dividend yield	0%
Expected volatility	70.91-70.97%
Risk-free interest rate	4.35-4.46%
Expected term	6.11 years

The fair value of options granted during the six months ended June 30, 2024 was $169.

The aggregate intrinsic value of the options exercised during the six months ended June 30, 2024 was less than 1. During the six months ended June 30, 2025, no options were exercised.

The fair value of options vested during the six months ended June 30, 2025, and 2024 was $555 and $1,176, respectively.

The following table summarizes the activity in options granted to employees and directors for the six months period ended June 30, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	1,727,755	$5.75	4.99	$-
Expired	(50,704)	5.80	-	-
Forfeited	(30,220)	6.34	-	-
Options outstanding at the end of the period	1,646,831	$5.74	4.96	$-
Options exercisable at the end of the period	1,430,074	$5.68	4.61	$-

The following table summarizes the activity in options granted to consultants for the six months period ended June 30, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	36,666	$8.35	6.78	$-
Expired	(11,666)	17.04	-	-
Options outstanding at the end of the period	25,000	$4.46	9.28	$-
Options exercisable at the end of the period	1,250	$5.26	8.76	$-

Modification of share-based compensation

On April 3, 2024, the board of directors (following the approval of the compensation committee with respect to the Company’s directors and officers) approved to extend the expiry date of 337,464 options exercisable into 337,464 ordinary shares that were previously granted to some of the Company’s employees and directors, from an expiry date ranging between December 2024 and July 2025, by an additional three years, such that the expiry dates will range between December 2027 and July 2028. Out of the said options, 126,800 options exercisable into 126,800 ordinary shares are held by some of the Company’s directors and its CEO (who also serves as a director on the board of directors), and as such, the extension of the expiry dates of these options is subject to the approval of the general meeting of the shareholders, which approval was obtained on September 25, 2024.

The total incremental fair value of options granted to the Company’s employees and directors amounted to $314 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 3.53%-4.68%, expected volatility of 53.4% - 71.62%, expected term of 1.65-2.16 years and dividend yield of 0%.

For the six months ended June 30, 2024, the Company recorded expenses from these extended options in the amount of $197.

3)	RSUs grants

In the six months ended June 30, 2024, the Company granted restricted share units, or RSUs, as follows:

	Six months ended June 30, 2024
	Number of RSUs granted	Weighted Average Grant Date Fair Value
Employees	261,000	$5.13

In the six months ended June 30, 2025, no RSUs were granted.

The following table summarizes the activity in RSUs granted to employees under the 2024 Plan for the six months period ended June 30, 2025:

	Number of options	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	441,000	$4.99
Exercised into ordinary shares	(61,500)	5.13
Forfeited	(15,000)	5.13
Unvested at the end of the period	364,500	$4.95

4)	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Cost of revenue	$-	$-	$-	$-
Research and development	251	410	128	278
General, administrative and marketing	487	370	228	212
	$738	$780	$356	$490

As of June 30, 2025, there was $1,267 of unrecognized compensation expense related to unvested RSUs and options. This amount is expected to be recognized over a weighted-average period of 1.71 years.